Operating leases (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of Operating leases [Abstract]
Disclosure of detailed information about future minimum rental payments in respect of operating leases [text block]
The schedule of future minimum rental payments in respect of operating leases is set out below:

As at March 31, 2019

Lease obligations	Total	Less than 1 year	1-5 years	More than 5 years
Non-cancellable operating lease obligations	878,501	112,358	435,566	330,577

As at March 31, 2018

Lease obligations	Total	Less than 1 year	1-5 years	More than 5 years
Non-cancellable operating lease obligations	990,859	112,358	491,948	386,553

Disclosure of detailed information about minimum lease rental incomes receivables in respect of these operating lease arrangements [text block]
The schedule of minimum lease rental incomes in respect of these operating lease arrangements are given below:

	As at March 31, 2019	As at March 31, 2018
Receivables not later than one year	19,847	17,472
Receivables later than one year and not later than five years	24,220	27,853
	44,067	45,325